Average Annual Total Returns - Allspring US Equity Funds - Classes A, C, R6, Administrator and Institutional			12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Common Stock Fund | Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.91%	7.26%	10.40%
Common Stock Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
Common Stock Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			(4.39%)	3.42%	7.67%
Performance Inception Date		Nov. 30, 2000
Common Stock Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(5.33%)	1.04%	5.23%
Performance Inception Date		Nov. 30, 2000
Common Stock Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(1.90%)	2.35%	5.69%
Performance Inception Date		Nov. 30, 2000
Common Stock Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			1.72%	5.08%	8.75%
Performance Inception Date		Jun. 28, 2013
Common Stock Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			1.73%	5.04%	8.72%
Performance Inception Date		Jul. 30, 2010
Mid Cap Growth Fund | Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.66%	6.65%	12.49%
Mid Cap Growth Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
Mid Cap Growth Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			6.98%	(1.08%)	10.25%
Performance Inception Date		Feb. 24, 2000
Mid Cap Growth Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.05%	(2.91%)	8.07%
Performance Inception Date		Feb. 24, 2000
Mid Cap Growth Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.90%	(0.89%)	7.99%
Performance Inception Date		Feb. 24, 2000
Mid Cap Growth Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			13.88%	0.46%	11.32%
Performance Inception Date		Oct. 31, 2014
Mid Cap Growth Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			13.82%	0.41%	11.26%
Performance Inception Date		Jun. 30, 2003
Opportunity Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
Opportunity Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			0.49%	7.53%	11.00%
Performance Inception Date		Feb. 24, 2000
Opportunity Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.64%)	5.29%	8.76%
Performance Inception Date		Feb. 24, 2000
Opportunity Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.57%	5.53%	8.44%
Performance Inception Date		Feb. 24, 2000
Opportunity Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.04%	9.28%	12.15%
Performance Inception Date	[1]	May 29, 2020
Opportunity Fund | Administrator Class
Prospectus [Line Items]
Average Annual Return, Percent			6.83%	9.01%	11.87%
Performance Inception Date		Aug. 30, 2002
Opportunity Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			7.02%	9.25%	12.14%
Performance Inception Date		Jul. 30, 2010
SMID Cap Growth Fund | Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.31%	2.98%	10.55%
SMID Cap Growth Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
SMID Cap Growth Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			(0.52%)	(3.61%)	9.19%
Performance Inception Date		Jul. 31, 2007
SMID Cap Growth Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(4.32%)	(6.19%)	6.31%
Performance Inception Date		Jul. 31, 2007
SMID Cap Growth Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.31%	(2.72%)	7.04%
Performance Inception Date		Jul. 31, 2007
SMID Cap Growth Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			5.95%	(2.07%)	10.29%
Performance Inception Date		Jun. 28, 2013
SMID Cap Growth Fund | Administrator Class
Prospectus [Line Items]
Average Annual Return, Percent			5.59%	(2.39%)	9.92%
Performance Inception Date		Apr. 08, 2005
SMID Cap Growth Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			5.83%	(2.16%)	10.18%
Performance Inception Date		Aug. 31, 2006
Special Mid Cap Value Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
Special Mid Cap Value Fund | Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.05%	9.83%	9.78%
Special Mid Cap Value Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			(0.29%)	8.18%	9.13%
Performance Inception Date		Jul. 31, 2007
Special Mid Cap Value Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(2.95%)	5.98%	7.70%
Performance Inception Date		Jul. 31, 2007
Special Mid Cap Value Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.34%	6.13%	7.20%
Performance Inception Date		Jul. 31, 2007
Special Mid Cap Value Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			4.00%	8.64%	9.12%
Performance Inception Date		Jul. 31, 2007
Special Mid Cap Value Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			6.23%	9.93%	10.24%
Performance Inception Date		Jun. 28, 2013
Special Mid Cap Value Fund | Administrator Class
Prospectus [Line Items]
Average Annual Return, Percent			5.88%	9.54%	9.86%
Performance Inception Date		Apr. 08, 2005
Special Mid Cap Value Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			6.13%	9.81%	10.13%
Performance Inception Date		Apr. 08, 2005

[1]
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.